UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 21.6%
FHLMC - 1.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/18/30	$500,000	$531,064	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	2/1/32	3,989	4,166	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	121,508	135,578
Federal Home Loan Mortgage Corp. (FHLMC)	2.423%	5/1/37	134,137	144,148	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	303,546	346,994
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	573,817	649,061
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/40	1,373,285	1,491,546
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	642,479	685,886
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43-8/1/43	279,355	306,534
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	88,248	100,844
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	12/1/38	665,657	747,218
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	96,443	111,724
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	556,394	594,199
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43-8/1/44	4,207,269	4,589,834
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.503%	3/1/33	148,898	159,450	(b)

Total FHLMC				10,598,246

FNMA - 12.7%
Federal National Mortgage Association (FNMA)	2.500%	2/18/30	4,700,000	4,862,444	(a)
Federal National Mortgage Association (FNMA)	3.000%	2/18/30	7,800,000	8,202,188	(a)
Federal National Mortgage Association (FNMA)	3.500%	2/18/30-3/12/45	13,100,000	13,827,753	(a)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	12,151,708	13,383,735
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	48,680	51,409	(b)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	630,553	707,462
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	7,258,960	8,071,159
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	92,379	103,520
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	1,569,245	1,789,235
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	129,378	147,808
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-5/1/43	5,194,388	5,545,421
Federal National Mortgage Association (FNMA)	4.000%	9/1/42-1/1/45	20,094,921	21,747,654
Federal National Mortgage Association (FNMA)	5.000%	2/12/45	1,400,000	1,548,039	(a)

Total FNMA				79,987,827

GNMA - 7.2%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	2,220,303	2,538,971
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	1,106,281	1,206,982
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	111,740	125,012
Government National Mortgage Association (GNMA)	3.500%	2/19/45	11,500,000	12,145,078	(a)
Government National Mortgage Association (GNMA)	4.000%	2/19/45	9,700,000	10,346,414	(a)
Government National Mortgage Association (GNMA)	4.500%	2/19/45	8,000,000	8,686,875	(a)
Government National Mortgage Association (GNMA) II	6.000%	7/20/38-6/20/41	2,062,030	2,337,228

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-7/20/41	$7,027,502	$7,661,672

Total GNMA				45,048,232

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $134,683,071)				135,634,305

ASSET-BACKED SECURITIES - 9.8%
ACAS CLO Ltd., 2014-1A A	1.767%	7/18/26	1,000,000	992,016	(b)(c)
ACE Securities Corp., 2006-GP1 A	0.428%	2/25/31	36,042	34,771	(b)
Adams Mill CLO Ltd., 2014-1A A2	1.683%	7/15/26	1,000,000	988,289	(b)(c)
AFC Home Equity Loan Trust, 2002-2 2A	0.868%	6/25/30	24,351	21,226	(b)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.518%	11/25/35	1,125,058	1,060,690	(b)
Apidos CDO, 2013-16A B	3.057%	1/19/25	700,000	680,789	(b)(c)
Apidos CDO, 2014-18A A1	1.669%	7/22/26	1,000,000	990,139	(b)(c)
Apidos CLO, 2015-20A A1	1.803%	1/16/27	2,500,000	2,500,000	(b)(c)(d)
Argent Securities Inc., 2003-W3 M1	1.295%	9/25/33	144,261	140,806	(b)
Argent Securities Inc., 2004-W5 AV3B	1.070%	4/25/34	206,824	201,750	(b)
Argent Securities Inc., 2006-M3 A2C	0.328%	10/25/36	5,369,845	2,393,598	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.740%	3/12/26	1,000,000	992,256	(b)(c)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	352,146	369,705	(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.068%	3/25/37	981,964	815,030	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.450%	2/25/36	22,902	22,781	(b)
Carlyle Global Market Strategies, 2013-4A C	3.053%	10/15/25	250,000	242,974	(b)(c)
Carlyle Global Market Strategies, 2014-2A A	1.702%	5/15/25	300,000	299,206	(b)(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.788%	1/25/33	20,065	18,562	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.908%	10/25/32	7,333	6,848	(b)
CIFC Funding Ltd., 2014-3A A	1.747%	7/22/26	750,000	746,168	(b)(c)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,393,600	1,441,022
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.438%	8/25/36	3,970,000	3,234,843	(b)
Countrywide Asset-Backed Certificates, 2002-BC1	0.828%	4/25/32	54,108	36,025	(b)
Countrywide Asset-Backed Certificates, 2004-5 2A	0.668%	10/25/34	3,257,211	3,081,230	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.498%	7/25/36	140,532	114,684	(b)(c)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.068%	10/25/47	50,755	44,778	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.368%	2/25/37	172,125	116,218	(b)(c)
Countrywide Home Equity Loan Trust, 2004-0 2A	0.447%	2/15/34	15,045	13,381	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	845,741	890,866	(c)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.407%	2/15/30	1,203,283	1,059,611	(b)
EMC Mortgage Loan Trust, 2004-C A1	0.718%	3/25/31	58,303	57,559	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.618%	12/25/42	211,911	201,704	(b)(c)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.120%	10/25/35	2,720,000	2,296,670	(b)
Flatiron CLO Ltd., 2013-1A B	3.007%	1/17/26	250,000	240,716	(b)(c)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.918%	2/25/31	32,662	31,585	(b)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.378%	11/25/36	57,770	50,311	(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.348%	12/25/36	62,314	54,974	(b)
Greenpoint Manufactured Housing, 1999-2 A2	2.904%	3/18/29	265,000	244,544	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.512%	6/19/29	400,000	348,000	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.664%	2/20/30	200,000	174,000	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.662%	2/20/32	100,000	92,564	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.661%	3/13/32	500,000	456,653	(b)
GSAMP Trust, 2003-SEA A1	0.568%	2/25/33	81,296	76,502	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAMP Trust, 2004-AR1 M1	1.143%	6/25/34	$2,150,000	$2,033,526	(b)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.468%	9/25/36	360,354	344,150	(b)(c)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	33,333	33,441	(c)
Jamestown CLO Ltd., 2014-4A A1C	1.683%	7/15/26	1,250,000	1,240,388	(b)(c)
Lehman XS Trust, 2005-5N 1A1	0.468%	11/25/35	64,890	57,244	(b)
Lehman XS Trust, 2006-2N 1A1	0.428%	2/25/46	83,183	61,632	(b)
Lehman XS Trust, 2006-4N A2A	0.388%	4/25/46	182,825	134,902	(b)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	2.943%	12/25/32	510,684	505,397	(b)
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.318%	11/25/36	4,291,397	2,078,205	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.258%	12/25/36	44,176	23,512	(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.723%	4/15/26	830,000	824,847	(b)(c)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	2,000,000	1,992,998	(b)(c)
Origen Manufactured Housing, 2006-A A2	2.275%	10/15/37	1,028,450	923,569	(b)
Origen Manufactured Housing, 2007-A A2	2.141%	4/15/37	1,287,567	1,130,053	(b)
OZLM Ltd., 2014-7A A1B	1.747%	7/17/26	500,000	497,336	(b)(c)
OZLM Ltd., 2014-8A A1A	1.715%	10/17/26	1,500,000	1,489,490	(b)(c)
OZLM Ltd., 2014-8A A2A	2.425%	10/17/26	1,000,000	975,205	(b)(c)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.948%	1/25/31	10,638	7,314	(b)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.708%	8/25/31	13,719	9,414	(b)
RAAC Series, 2006-RP3 A	0.438%	5/25/36	395,680	354,149	(b)(c)
RAAC Series, 2006-SP1 M1	0.568%	9/25/45	2,160,000	1,759,167	(b)
RAAC Series, 2007-RP1 A	0.458%	5/25/46	139,018	126,076	(b)(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.028%	6/25/33	9,947	9,449	(b)
Renaissance Home Equity Loan Trust, 2003-2 A	1.050%	8/25/33	608,252	575,591	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.168%	9/25/37	470,079	369,605	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3	1.968%	9/25/37	2,058,114	1,655,485	(b)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.068%	11/25/32	3,564	3,051	(b)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.818%	9/25/34	898,786	845,872	(b)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.438%	10/25/36	1,470,000	1,239,195	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.668%	10/25/32	5,468	5,062	(b)(c)
Saranac CLO Ltd., 2014-2A B	2.282%	2/20/25	250,000	242,821	(b)(c)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.308%	5/25/36	21,612	12,253	(b)
Sound Point CLO Ltd., 2014-1A B1	2.157%	4/18/26	1,500,000	1,448,849	(b)(c)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.338%	7/25/29	2,051	1,883	(b)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	1,223,114	1,209,584
Structured Asset Securities Corp., 2004-SC1	8.419%	12/25/29	26,078	25,331	(b)(c)
Structured Asset Securities Corp., 2005-4XS 2A1A	1.920%	3/25/35	31,398	31,431	(b)
Structured Asset Securities Corp., 2005-WF1 A3	0.828%	2/25/35	609,990	607,281	(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.310%	5/25/47	100,000	92,110	(b)
Structured Asset Securities Corp., 2007-TC1 A	0.468%	4/25/31	34,866	33,524	(b)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.598%	3/25/37	325,812	319,457	(b)(c)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	119,160	122,732
Venture CDO Ltd., 2013-15A B1	2.303%	7/15/25	800,000	784,615	(b)(c)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	3,130,000	3,103,965	(b)(c)
Voya CLO Ltd., 2014-4A A1	1.733%	10/14/26	2,750,000	2,736,462	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Washington Mill CLO Ltd., 2014-1A A1	1.757%	4/20/26	$2,000,000	$1,986,766	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $58,806,390)				61,940,433

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.6%
American Home Mortgage Assets, 2006-2 2A1	0.358%	9/25/46	69,673	50,305	(b)
American Home Mortgage Investment Trust, 2005-1 1A3	0.478%	6/25/45	3,633,276	3,072,102	(b)
ARM Trust, 2005-10 1A21	2.621%	1/25/36	21,630	18,866	(b)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	170,000	178,322
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	1,133	1,190
Banc of America Funding Corp., 2004-B 3A2	2.769%	12/20/34	16,939	9,302	(b)
Banc of America Funding Corp., 2005-E 8A1	2.101%	6/20/35	63,792	41,947	(b)
BCAP LLC Trust, 2006-AA1 A1	0.358%	10/25/36	972,473	732,706	(b)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.168%	9/25/34	262,969	263,078	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.591%	1/25/35	26,152	26,511	(b)
Bear Stearns ARM Trust, 2004-10 31A1	2.786%	1/25/35	37,272	36,907	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.350%	1/15/46	200,000	207,818	(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.448%	1/25/35	111,771	101,304	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 A3	3.372%	10/10/47	950,000	1,006,136
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	4,048,911
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	340,000	366,512	(b)
Colony Mortgage Capital Ltd., 2014-FL2 B	2.616%	11/10/31	5,730,000	5,741,460	(b)(c)
COMM Mortgage Trust, 2014-UBS3 XA, IO	1.357%	6/10/47	7,714,184	672,573	(b)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	97,789	98,878	(c)
Commercial Mortgage Pass Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,811,288
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	41,336
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	400,804
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	179,199	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.085%	10/10/46	80,000	89,824	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	138,290	(c)
Commercial Mortgage Trust, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,632,717
Commercial Mortgage Trust, 2014-UBS6 AM	4.048%	12/10/47	3,256,000	3,527,599	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.368%	7/25/24	4,263,563	4,229,759	(b)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.408%	7/25/35	90,907	75,406	(b)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.424%	7/20/35	1,231,882	996,882	(b)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.399%	7/20/35	67,080	58,950	(b)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,138,848	1,055,087
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.398%	5/20/46	122,612	90,119	(b)
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.298%	3/25/47	112,296	76,123	(b)
Countrywide Home Loans, 2004-R1 1AF	0.568%	11/25/34	539,412	495,972	(b)(c)
Countrywide Home Loans, 2006-R2 AF1	0.588%	7/25/36	733,498	673,371	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.468%	5/25/35	87,458	75,543	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	489,000	525,695	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.410%	6/25/34	$16,102	$15,891	(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.120%	9/15/38	1,890,000	1,895,088	(b)(c)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.520%	9/15/38	1,840,000	1,842,490	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.334%	7/15/37	1,554,530	279,973	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.784%	10/15/41	1,328,039	247,669	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,199,546	420,397
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	87,741	99,940
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.665%	7/25/21	2,348,739	207,970	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.185%	4/25/20	5,614,746	260,659	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.389%	11/25/19	43,557,692	2,369,081	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.360%	6/25/21	7,908,741	520,288	(b)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.412%	9/25/40	1,625,965	305,816	(b)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.362%	12/25/40	159,601	25,460	(b)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.362%	1/25/41	343,330	63,643	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	484,697	572,274
Federal National Mortgage Association (FNMA), 2011-090, IO	6.232%	9/25/41	5,851,244	1,003,471	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	48,704	54,845
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	61,598	57,950
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.432%	7/25/42	303,221	59,964	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,938,736	224,134
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.996%	12/25/42	1,583,642	318,704	(b)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	372,112	417,132
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.982%	2/25/43	1,021,399	214,140	(b)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	1,739,670	206,599
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	5,277,553	671,123
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.831%	8/25/44	12,295,002	850,611	(b)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	4.547%	1/25/17	16,199,720	397,152	(b)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	65,812	10,097
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	38,472	4,711

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	$20,221	$2,010	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	21,445	2,655	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	32,487	3,518
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	50,465	7,201
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	197,014	25,761
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	610,925	63,514
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	342,678	54,080
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	21,116,582	248,521	(c)
FREMF Mortgage Trust, 2013-KF02 C	4.169%	12/25/45	114,224	116,985	(b)(c)
FREMF Mortgage Trust, 2014-K503 C	3.009%	10/25/47	1,020,000	1,003,460	(b)(c)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	2.937%	4/19/36	1,656,561	1,475,017	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.332%	3/20/39	86,014	10,613	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.482%	1/20/40	152,848	25,333	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	523,075	53,171
Government National Mortgage Association (GNMA), 2011-H01 AF	0.608%	11/20/60	1,187,954	1,186,547	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.658%	4/20/61	1,866,863	1,868,454	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.893%	5/16/55	67,271,477	5,048,489	(b)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	4,465,245	708,443
Government National Mortgage Association (GNMA), 2014-73 IO, IO	0.895%	4/16/56	34,703,737	2,331,517	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	590,000	679,727	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.518%	1/25/35	1,936,253	1,636,914	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.518%	3/25/35	989,701	872,677	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.518%	9/25/35	512,745	441,243	(b)(c)
GSR Mortgage Loan Trust, 2004-14 3A2	2.758%	12/25/34	35,815	34,551	(b)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.608%	5/25/35	83,741	77,297	(b)
HarborView Mortgage Loan Trust, 2006-02	2.694%	2/25/36	109,258	88,052	(b)
HarborView Mortgage Loan Trust, 2006-13 A	0.348%	11/19/46	161,075	128,125	(b)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.388%	7/19/47	85,406	73,531	(b)
HarborView Mortgage Loan Trust, 2007-7 2A1A	1.168%	10/25/37	119,074	105,010	(b)
Homebanc Mortgage Trust, 2004-2 A1	0.908%	12/25/34	905,131	869,876	(b)
IMPAC Secured Assets Corp., 2005-2 A1	0.488%	3/25/36	285,178	208,979	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.418%	4/25/37	1,139,895	1,055,061	(b)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.468%	7/25/35	51,622	46,187	(b)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.368%	6/25/47	98,278	75,899	(b)
JP Morgan Resecuritization Trust, 2014-6 1A2	0.380%	7/27/36	7,421,783	4,586,814	(b)(c)
JP Morgan Resecuritization Trust, 2014-6 2A2	0.380%	12/27/36	14,290,000	9,946,262	(b)(c)
JP Morgan Resecuritization Trust, 2014-6 3A2	0.380%	7/27/46	13,743,237	7,736,296	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.081%	11/15/45	340,000	382,686	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.080%	1/15/47	40,154,969	2,566,686	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.092%	11/15/47	$67,197,501	$4,684,405	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,740,000	2,984,234
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	5.877%	2/12/51	955,000	1,054,467	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.572%	7/15/47	1,130,000	1,219,672	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.269%	11/15/31	5,550,000	5,497,386	(b)(c)
JPMorgan Mortgage Trust, 2005-A6 3A3	2.650%	9/25/35	1,760,000	1,681,606	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,053,057	912,550
La Hipotecaria SA, 2007-1GA A	4.250%	12/23/36	283,400	279,857	(b)(c)(d)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	5.906%	7/15/44	2,390,000	2,618,464	(b)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	2,170,000	2,284,948	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.169%	9/15/45	1,950,000	2,184,868	(b)
Luminent Mortgage Trust, 2006-2 A1A	0.368%	2/25/46	97,039	74,678	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.358%	5/25/46	85,328	67,043	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.338%	12/25/36	42,678	34,225	(b)
MASTR ARM Trust, 2004-4 3A1	2.168%	5/25/34	98,398	97,399	(b)
MASTR ARM Trust, 2005-7 3A1	2.468%	9/25/35	126,533	94,694	(b)
MASTR ARM Trust, 2007-R5 A1	2.523%	11/25/35	1,224,762	903,085	(b)(c)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.338%	2/25/37	1,733,694	1,615,450	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.014%	3/25/36	1,206,497	905,798	(b)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.991%	1/25/29	143,481	4,290	(b)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.852%	8/15/45	1,602,663	131,742	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	63,892
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	100,000	112,205	(b)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.428%	3/25/36	354,914	273,609	(b)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.388%	2/25/47	373,152	166,149	(b)
Prime Mortgage Trust, 2005-2 2A1	6.744%	10/25/32	28,027	30,576	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.492%	5/25/35	15,495	15,530	(b)
Regal Trust IV, 1999-1 A	2.167%	9/29/31	4,445	4,193	(b)(c)
Residential Accredit Loans Inc., 2006-QA2 1A1	0.418%	2/25/36	721,048	514,953	(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.373%	9/25/46	1,744,680	1,149,831	(b)
Residential Accredit Loans Inc., 2007-QO1 A1	0.318%	2/25/47	87,806	69,410	(b)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	64,717	60,995
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	2,507,845	2,388,100
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.368%	2/25/24	12,830,000	12,820,641	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.568%	8/25/24	1,460,000	1,473,257	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.670%	8/25/24	560,000	559,197	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.918%	10/25/24	3,180,000	3,214,165	(b)
Structured Asset Mortgage Investments Inc., 2005- AR7 4A1	2.264%	3/25/46	756,915	591,301	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.398%	2/25/36	$190,353	$153,642	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.378%	4/25/36	174,251	129,501	(b)
Structured Asset Securities Corp., 2003-9A 2A2	2.353%	3/25/33	416,144	415,973	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.509%	3/25/34	289,262	285,334	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.041%	9/25/37	83,493	86,579	(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	103,478	(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	190,000	202,813
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.369%	12/15/43	357,000	342,871	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.884%	4/25/47	683,183	555,312	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.924%	7/25/47	1,992,122	1,703,006	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR11	2.426%	10/25/34	725,216	723,603	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.568%	1/25/45	264,125	253,554	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.488%	7/25/45	216,049	207,893	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.438%	12/25/45	82,542	76,856	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.458%	12/25/45	123,813	112,753	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.074%	8/25/46	3,828,573	2,650,314	(b)
Wells Fargo Commercial Mortgage Trust, 2014- LC16 XA, IO	1.485%	8/15/50	36,007,425	3,199,080	(b)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.571%	6/15/45	489,789	42,683	(b)(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,804,577	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $156,202,106)				161,201,913

CORPORATE BONDS & NOTES - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	466,000	(b)(c)(f)
Wachovia Capital Trust III, Junior Subordinated
Bonds	5.570%	3/23/15	1,730,000	1,705,659	(b)(f)

TOTAL FINANCIALS				2,171,659

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc., Senior Secured Notes	4.250%	10/15/19	120,000	123,600

TOTAL CORPORATE BONDS & NOTES (Cost - $2,202,601)				2,295,259

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.7%
U.S. Government Agencies - 1.1%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	7,326,002

U.S. Government Obligations - 18.6%
U.S. Treasury Bonds	3.625%	2/15/44	8,150,000	10,550,427
U.S. Treasury Bonds	3.000%	11/15/44	10,400,000	12,069,689
U.S. Treasury Notes	0.250%	3/31/15	25,000,000	25,008,800
U.S. Treasury Notes	1.500%	11/30/19	15,000,000	15,227,340
U.S. Treasury Notes	1.625%	12/31/19	37,500,000	38,293,950

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.250%	1/31/20	$9,090,000	$9,116,634
U.S. Treasury Notes	2.250%	11/15/24	6,330,000	6,655,400

Total U.S. Government Obligations				116,922,240

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $120,728,226)				124,248,242

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Bonds, Inflation Indexed (Cost - $4,368,156)	1.375%	2/15/44	3,972,018	4,892,720

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Eurodollar Mid Curve 2-Year Futures, Call @ $98.25		3/13/15	98	80,850
U.S. Treasury 5-Year Notes, Put @ $108.00		2/20/15	50	391
U.S. Treasury 10-Year Notes, Put @ $127.50		2/20/15	75	3,516
U.S. Treasury 30-Year Notes, Call @ $166.00		3/27/15	6	37,219
U.S. Treasury 30-Year Notes, Call @ $167.00		3/27/15	2	11,062
U.S. Treasury 30-Year Notes, Put @ $150.00		2/20/15	74	63,594
U.S. Treasury 30-Year Notes, Put @ $166.00		3/27/15	6	8,906
U.S. Treasury 30-Year Notes, Put @ $167.00		3/27/15	2	3,625

TOTAL PURCHASED OPTIONS (Cost - $176,298)				209,163

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $477,166,848)				490,422,035

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 31.9%
U.S. Government Agencies - 2.4%
Federal National Mortgage Association (FNMA),
Discount Notes (Cost - $14,993,058)	0.140%	6/1/15	$15,000,000	14,997,030	(g)

Repurchase Agreements - 29.5%
State Street Bank & Trust Co. repurchase agreement dated 1/30/15; Proceeds at maturity - $185,600,000; (Fully collateralized by U.S. government agency obligations, 2.110% due 11/7/22; Market value - $189,316,385) (Cost - $185,600,000)	0.000%	2/2/15	185,600,000	185,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $200,593,058)				200,597,030

TOTAL INVESTMENTS - 109.8% (Cost - $677,759,906#)				691,019,065
Liabilities in Excess of Other Assets - (9.8)%				(61,487,191)

TOTAL NET ASSETS - 100.0%				$629,531,874

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	$98.75	56	$13,650
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.50	152	17,100
U.S. Treasury 5-Year Notes, Put	2/20/15	119.00	114	2,672
U.S. Treasury 5-Year Notes, Put	2/20/15	120.00	112	8,750
U.S. Treasury 5-Year Notes, Put	2/20/15	120.50	226	35,313
U.S. Treasury 10-Year Notes, Call	2/20/15	132.00	44	15,812
U.S. Treasury 10-Year Notes, Call	2/20/15	125.50	7	37,734
U.S. Treasury 10-Year Notes, Call	2/20/15	131.00	75	53,906
U.S. Treasury 10-Year Notes, Call	2/20/15	127.00	38	148,438
U.S. Treasury 10-Year Notes, Call	2/20/15	130.00	206	263,938
U.S. Treasury 10-Year Notes, Call	2/20/15	128.00	160	470,000
U.S. Treasury 10-Year Notes, Call	2/20/15	129.00	382	781,906
U.S. Treasury 10-Year Notes, Call	2/20/15	127.50	265	906,797
U.S. Treasury 10-Year Notes, Put	2/20/15	121.50	7	109
U.S. Treasury 10-Year Notes, Put	2/20/15	126.50	80	1,250
U.S. Treasury 10-Year Notes, Put	2/20/15	123.00	86	1,344
U.S. Treasury 10-Year Notes, Put	2/20/15	124.50	146	2,281
U.S. Treasury 10-Year Notes, Put	2/20/15	127.00	76	2,375
U.S. Treasury 10-Year Notes, Put	2/20/15	125.00	282	4,406
U.S. Treasury 10-Year Notes, Put	2/20/15	129.00	38	6,531
U.S. Treasury 10-Year Notes, Put	2/20/15	128.00	146	9,125
U.S. Treasury 10-Year Notes, Put	3/27/15	127.00	37	8,094
U.S. Treasury 10-Year Notes, Put	3/27/15	128.50	84	43,040
U.S. Treasury 30-Year Bonds, Call	2/20/15	155.00	37	12,719
U.S. Treasury 30-Year Bonds, Call	2/20/15	152.00	56	62,125
U.S. Treasury 30-Year Bonds, Call	2/20/15	149.00	57	161,203
U.S. Treasury 30-Year Bonds, Call	2/20/15	150.00	94	201,219
U.S. Treasury 30-Year Bonds, Put	2/20/15	145.00	19	1,187
U.S. Treasury 30-Year Bonds, Put	2/20/15	146.00	19	2,078
U.S. Treasury 30-Year Bonds, Put	2/20/15	143.00	72	2,250
U.S. Treasury 30-Year Bonds, Put	2/20/15	144.00	113	5,297
U.S. Treasury 30-Year Bonds, Put	2/20/15	149.00	37	17,802
U.S. Treasury 30-Year Bonds, Put	2/20/15	147.00	111	22,547
U.S. Treasury 30-Year Bonds, Put	2/20/15	148.00	111	38,156

TOTAL WRITTEN OPTIONS (Premiums received - $1,826,424)				$3,361,154

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Mortgage-backed securities	—	$135,634,305	—	$135,634,305
Asset-backed securities	—	61,940,433	—	61,940,433
Collateralized mortgage obligations	—	160,922,056	$279,857	161,201,913
Corporate bonds & notes	—	2,295,259	—	2,295,259
U.S. government & agency obligations	—	124,248,242	—	124,248,242
U.S. Treasury inflation protected securities	—	4,892,720	—	4,892,720
Purchased options	$209,163	—	—	209,163

Total long-term investments	$209,163	$489,933,015	$279,857	$490,422,035

Short-term investments†	—	200,597,030	—	200,597,030

Total investments	$209,163	$690,530,045	$279,857	$691,019,065

Other financial instruments:
Futures contracts	$5,042,452	—	—	$5,042,452
Centrally cleared credit default swaps on credit indices - sell protection	—	$28,899	—	28,899

Total other financial instruments	$5,042,452	$28,899	—	$5,071,351

Total	$5,251,615	$690,558,944	$279,857	$696,090,416

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$3,361,154	—	—	$3,361,154
Futures contracts	7,067,842	—	—	7,067,842

Total	$10,428,996	—	—	$10,428,996

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$16,542,309
Gross unrealized depreciation	(3,283,150)

Net unrealized appreciation	$13,259,159

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	500	12/15	$123,976,625	$124,168,750	$192,125
90-Day Eurodollar	1,058	6/16	260,480,664	261,802,100	1,321,436
90-Day Eurodollar	3,871	12/16	951,321,343	954,733,763	3,412,420
90-Day Eurodollar	78	3/17	19,096,879	19,213,350	116,471
90-Day Eurodollar	200	6/18	49,048,150	49,040,000	(8,150)

					$5,034,302

Contracts to Sell:
U.S. Treasury 5-Year Notes	190	3/15	22,692,906	23,055,313	(362,407)
U.S. Treasury 10-Year Notes	244	3/15	31,337,207	31,933,500	(596,293)
U.S. Treasury Long-Term Bonds	1,025	3/15	149,882,169	155,063,281	(5,181,112)
U.S. Treasury Ultra Long-Term Bonds	117	3/15	20,015,808	20,935,688	(919,880)

					(7,059,692)

Net unrealized depreciation on open futures contracts					$(2,025,390)

At January 31, 2015, the Fund held TBA securities with a total cost of $59,952,445.

At January 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$10,060,000	6/20/19	1.000% quarterly	$164,855	$138,310	$26,545
JP Morgan Chase & Co. (Markit CDX.NA.IG.23 Index)	2,470,000	12/20/19	1.000% quarterly	35,014	32,660	2,354

Total	$12,530,000			$199,869	$170,970	$28,899

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 17, 2015